Submission	Apr. 23, 2026
Submission [Line Items]
Central Index Key	0002105274
Registrant Name	InterPrivate Investment Partners V, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A